Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000101539 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101539 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101539 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101539 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101539 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101539 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101539 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101539 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101539 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101539 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000101539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000101539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000101539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000101539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101539 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101539 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101539 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101539 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101539 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101539 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101539 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101539 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104483 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104483 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104483 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104483 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104483 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104483 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104483 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000104483 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104483 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104483 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000104483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000104483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104483 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000104483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000104483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000104483 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104483 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000104483 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000104483 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104483 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104483 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104483 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104483 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000127812 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127812 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000127812 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127812 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127812 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127812 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127812 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127812 [Member] | Jiangsu Zhongtian Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127812 [Member] | Samsung Electronics Co Ltd Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000127812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127812 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000127812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000127812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127812 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000127812 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000127812 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127812 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000127812 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127812 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127812 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127812 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127812 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127811 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127811 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000127811 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127811 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000127811 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127811 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127811 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127811 [Member] | Jiangsu Zhongtian Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127811 [Member] | Samsung Electronics Co Ltd Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000127811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127811 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000127811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000127811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127811 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000127811 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000127811 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000127811 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000127811 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127811 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127811 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127811 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127811 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160892 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | AIXTRON S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Topoint Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160892 [Member] | Nordex S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Definity Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160892 [Member] | Allegro eu S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160892 [Member] | AT And S Austria Technologie And Systemtechnik A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160892 [Member] | Lottomatica Group Spa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160892 [Member] | FiveN Plus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000160892 [Member] | AEM Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000160892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000160892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000160892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160892 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000160892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000160892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000160892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000160892 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000160892 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000160892 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000160892 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000160892 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000160892 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000160892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000160892 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000160892 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000160892 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215236 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215236 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215236 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215236 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215236 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215236 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215236 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000215236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215236 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000215236 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000215235 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215235 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215235 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215235 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215235 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215235 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000215235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215235 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000215235 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000218622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218622 [Member] | Jiangsu Zhongtian Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218622 [Member] | Topoint Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218622 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218622 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218622 [Member] | ACM Research Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218622 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218622 [Member] | WuXi AppTec Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218622 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218622 [Member] | Shengyi Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000218622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218622 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000218622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000218622 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218621 [Member] | Jiangsu Zhongtian Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218621 [Member] | Topoint Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218621 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218621 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218621 [Member] | ACM Research Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218621 [Member] | Kingboard Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218621 [Member] | WuXi AppTec Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218621 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218621 [Member] | Shengyi Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000218621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218621 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000218621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000218621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220168 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220168 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220168 [Member] | Lottomatica Group Spa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220168 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220168 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220168 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220168 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220168 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220168 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220168 [Member] | Nebius Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000220168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220168 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000220168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000220168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000220168 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220168 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000220168 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220168 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220168 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220168 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220168 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220167 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220167 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220167 [Member] | Lottomatica Group Spa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220167 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220167 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220167 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220167 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220167 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220167 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220167 [Member] | Nebius Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000220167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220167 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000220167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000220167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000220167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220167 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000220167 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220167 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220167 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220167 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000220167 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220167 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220167 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220167 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220167 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225977 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225977 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225977 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225977 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225977 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225977 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225977 [Member] | Allegro eu S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225977 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225977 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000225977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000225977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000225977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000225977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225977 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225977 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225977 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225977 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000225977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225977 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225977 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225977 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225976 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225976 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225976 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225976 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225976 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225976 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225976 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225976 [Member] | Allegro eu S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225976 [Member] | Kioxia Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225976 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225976 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000225976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000225976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225976 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000225976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000225976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225976 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225976 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225976 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225976 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225976 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225976 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000225976 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225976 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225976 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225976 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238736 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238736 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238736 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238736 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238736 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238736 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238736 [Member] | Samsung Electronics Co Ltd Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238736 [Member] | Topoint Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238736 [Member] | AEM Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238736 [Member] | Sterlite Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238736 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238736 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238736 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000238736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000238736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000238736 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000238736 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238736 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238736 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000238736 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238736 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238736 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238736 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238735 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238735 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238735 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238735 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238735 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238735 [Member] | Piraeus Bank S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238735 [Member] | Samsung Electronics Co Ltd Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238735 [Member] | Topoint Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238735 [Member] | AEM Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238735 [Member] | Sterlite Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238735 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238735 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000238735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000238735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238735 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000238735 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000238735 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238735 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238735 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000238735 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238735 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238735 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238735 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000270976 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270976 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000270976 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000270976 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000270976 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270976 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000270976 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270976 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270976 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000270976 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000270976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000270976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000270976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000270976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000270976 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000270976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000270976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000270976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000270976 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270976 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000270976 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000270976 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000270976 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000270976 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000270976 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000270976 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000270976 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270976 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000270977 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270977 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000270977 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000270977 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000270977 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270977 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000270977 [Member] | Teva Pharmaceutical Industries Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270977 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270977 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000270977 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000270977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000270977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000270977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000270977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000270977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000270977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000270977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000270977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000270977 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000270977 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000270977 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000270977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000270977 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000270977 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000270977 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000270977 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000270977 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.40%